Registration No. 033-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 156
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 156
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9154
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Copy to:
JENNIFER A. MILLS	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date) pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6 and S shares.
EXPLANATORY NOTE
This filing relates to the Registrant's prospectus dated December 31, 2014 for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares, which was included in post-effective amendment number 153 (as filed on December 29, 2014, SEC Accession No. 0000898745-14-001274), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 23rd day of January, 2015.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	January 23, 2015

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	January 23, 2015

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	January 23, 2015

(E. Ballantine)* __________________________ E. Ballantine	Director	January 23, 2015

(L. T. Barnes)* __________________________ L. T. Barnes	Director	January 23, 2015

(C. Damos)* __________________________ C. Damos	Director	January 23, 2015

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	January 23, 2015

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	January 23, 2015

(T. Huang)* __________________________ T. Huang	Director	January 23, 2015

(W. C. Kimball)* __________________________ W. C. Kimball	Director	January 23, 2015

(K. McMillan)* __________________________ K. McMillan	Director	January 23, 2015

(D. Pavelich)* __________________________ D. Pavelich	Director	January 23, 2015

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director
* Pursuant to Power of Attorney
Previously Filed as Ex-99(j)(3) on 12/29/2014
(Accession No. 0000898745-14-001274)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document